Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Schedule of property plant and equipment

			Office
			equipment,
	Land and	Plant and	vehicles
	buildings	machinery	and other	Total
	$'m	$'m	$'m	$'m
2019
Cost
At January 1, 2019, as reported	1,044	4,298	94	5,436
Impact of adoption of IFRS 16 on January 1, 2019 (Note 2)	193	78	19	290
At January 1, 2019	1,237	4,376	113	5,726
Additions	148	528	60	736
Disposals	(21)	(194)	(8)	(223)
Disposal of Food & Specialty	(337)	(1,443)	(39)	(1,819)
Impairment (Note 4)	—	(5)	—	(5)
Exchange	(9)	(26)	—	(35)
At December 31, 2019	1,018	3,236	126	4,380
Depreciation
At January 1, 2019	(264)	(1,750)	(34)	(2,048)
Charge for the year	(75)	(363)	(36)	(474)
Disposals	6	190	8	204
Disposal of Food & Specialty	55	530	21	606
Exchange	2	7	—	9
At December 31, 2019	(276)	(1,386)	(41)	(1,703)
Net book value
At December 31, 2019	742	1,850	85	2,677
2020
Cost
At January 1, 2020	1,018	3,236	126	4,380
Additions	69	507	51	627
Impairment (Note 4)	—	(6)	—	(6)
Disposals	(2)	(234)	(11)	(247)
Exchange	55	116	5	176
At December 31, 2020	1,140	3,619	171	4,930
Depreciation
At January 1, 2020	(276)	(1,386)	(41)	(1,703)
Charge for the year	(89)	(330)	(34)	(453)
Disposals	1	234	11	246
Exchange	(19)	(53)	(3)	(75)
At December 31, 2020	(383)	(1,535)	(67)	(1,985)
Net book value
At December 31, 2020	757	2,084	104	2,945

Schedule of carrying amount of right-of use assets

			Office
			equipment,
	Land and	Plant and	vehicles
	buildings	machinery	and other	Total
Net book value	$'m	$'m	$'m	$'m
At December 31, 2020	181	63	75	319
At December 31, 2019	178	71	66	315

Schedule of expense in respect of operating lease commitments

Year ended December 31,
2018
$'m
Plant and machinery	22
Land and buildings	51
Office equipment and vehicles	17
90

Schedule of maturities of lease commitments

At December 31,
2018
$'m
Not later than one year	67
Later than one year and not later than five years	150
Later than five years	147
364

Schedule of capital commitments

	At December 31,
	2020	2019	2018
	$'m	$'m	$'m
Contracted for	148	77	118
Not contracted for	227	82	76
	375	159	194